Segment Information - Summary of Operating Segments Disclosures - Other Items (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Property, plant and equipment	€ 1,044	€ 853	€ 882
Financial assets	11	7	19
Additions to non-current assets	1,055	860	901
Continuing Operations [Member]
Disclosure of operating segments [Line Items]
Property, plant and equipment	1,015	830	841
Financial assets	11	7	19
Additions to non-current assets	1,026	837	860
Continuing Operations [Member] | Europe [member]
Disclosure of operating segments [Line Items]
Property, plant and equipment	418	313	322
Financial assets		2	9
Additions to non-current assets	418	315	331
Continuing Operations [Member] | Americas [member]
Disclosure of operating segments [Line Items]
Property, plant and equipment	542	470	488
Financial assets	11	5	10
Additions to non-current assets	553	475	498
Continuing Operations [Member] | Asia [member]
Disclosure of operating segments [Line Items]
Property, plant and equipment	55	47	31
Additions to non-current assets	55	47	31
Europe Heavyside [member] | Continuing Operations [Member]
Disclosure of operating segments [Line Items]
Property, plant and equipment	349	260	238
Financial assets		2	8
Additions to non-current assets	349	262	246
Europe Lightside [member] | Continuing Operations [Member]
Disclosure of operating segments [Line Items]
Property, plant and equipment	36	27	38
Additions to non-current assets	36	27	38
Europe Distribution [member] | Continuing Operations [Member]
Disclosure of operating segments [Line Items]
Property, plant and equipment	33	26	46
Financial assets			1
Additions to non-current assets	33	26	47
Americas Materials [member] | Continuing Operations [Member]
Disclosure of operating segments [Line Items]
Property, plant and equipment	375	328	335
Financial assets	5	5	10
Additions to non-current assets	380	333	345
Americas Products [Member] | Continuing Operations [Member]
Disclosure of operating segments [Line Items]
Property, plant and equipment	167	142	153
Financial assets	6
Additions to non-current assets	173	142	153
Americas Distribution [member] | Discontinued Operations [Member]
Disclosure of operating segments [Line Items]
Property, plant and equipment	29	23	41
Additions to non-current assets	€ 29	€ 23	€ 41